Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

April 29, 2005

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Scotsman Holdings, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

        On behalf of our client, Scotsman Holdings, Inc. (the "Company"), we are transmitting for filing with the Securities and Exchange Commission in electronic form its Registration Statement on Form S-1 (the "Registration Statement") in connection with the proposed initial public offering of the Company.

        The filing fee in respect of the Registration Statement was previously paid.

        Should you have any questions regarding the Registration Statement, please feel free to contact John C. Kennedy at (212) 373-3025 or the undersigned at (212) 373-3245.

Very truly yours,
/s/ GARY LI
Gary Li
cc:	Gerard E. Holthaus
John B. Ross, Esq. Scotsman Holdings, Inc.
John C. Kennedy, Esq. Paul, Weiss, Rifkind, Wharton & Garrison LLP
Jeffrey D. Karpf, Esq. Cleary Gottlieb Steen and Hamilton LLP